Income Taxes (Details 2)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
INCOME TAXES
Taxes calculated at federal rate,percentage	21.00%	21.00%
Foreign taxes, percentage	(0.10%)	(2.90%)
Debt settlement, percentage	2.60%	9.20%
Stock compensation, percentage	(1.20%)	(1.00%)
Change in valuation allowance	(25.40%)	(12.70%)
State taxes net of federal benefit	1.90%	0.60%
Revaluation of deferred	0.00%	0.00%
Acquisition - domestic	0.00%	0.00%
Acquisition - foreign	0.00%	0.00%
Goodwill impairment, percentage	0.00%	(2.90%)
Other adjustments	1.70%	(11.40%)
Provision for income taxes	0.40%	(0.10%)